Restatement - Consolidated Statements of Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net loss	$ (118,773)	$ (56,754)
Adjustments to reconcile loss to net cash provided (used) in operating activities:
Depreciation and amortization	132,644	79,713
Share-based compensation	45,632	29,361
Non-cash bonus		1,518
Non-cash interest expense	44,859	6,590
Unrealized gain on changes in fair value of biological assets	(465,180)	(224,610)
Realized fair value amounts included in inventory sold	365,642	149,586
Impairment loss	14,573	23,659
(Gain)/loss on debt retirement	152
(Gain)/loss on investment	2,974	(37,566)
(Gain)/loss on sale of property, plant and equipment	3,333	550
Deferred taxes	19,214	11,720
Changes in operating assets and liabilities
Accounts receivable	(25,259)	5,956
Biological assets	80,414	55,707
Inventories	(180,107)	(92,384)
Prepaid expenses and other current assets	(24,902)	4,748
Other assets	5,641	(17,702)
Accounts payable	(10,298)	9,958
Income taxes payable	59,768	57,753
Accrued expenses	15,709	4,552
Net cash provided by (used in) operating activities	(33,964)	12,355
Cash flows from investing activities:
Purchases of property, plant and equipment, net	(171,955)	(126,273)
Proceeds from sale of entity	29,828	1,004
Payments made on completion on acquisitions	(37,820)	(59,695)
Prepayment of acquisition consideration		(7,500)
Payment in connection with option to acquire an entity	14,500
Amounts advanced for notes receivable	3,717	(4,646)
Note receivable from third party	(2,244)
Net cash used in investing activities	(163,974)	(197,110)
Cash flows from financing activities:
Cash received from financing agreement	531,093	186,235
Proceeds from sale leaseback	24,419	42,466
Debt issuance costs	(5,564)
Minority buyouts	(1,190)	(2,508)
Prepayment Penalties on retired notes payable	(23,827)
Lease liability payments	(52,775)	(26,762)
Proceeds from minority interest investment in Curaleaf International	83,979
Cash received in private placement		24,552
Principal payments on notes payable	(366,749)	(2,920)
Acquisition escrow shares returned and retired	(8,312)
Exercise of stock options	3,157	3,013
Issuance of common shares, net of issuance costs	240,569
Net cash provided by financing activities	424,800	224,076
Net change in cash	226,862	39,321
Cash at beginning of period	73,542	42,310
Cash held for sale		(8,089)
Effect of exchange rate on cash	(1,075)
Cash at end of period	299,329	73,542
Previously Reported
Cash flows from operating activities:
Net loss	(109,130)	(61,328)
Adjustments to reconcile loss to net cash provided (used) in operating activities:
Depreciation and amortization	132,644	88,466
Share-based compensation	45,632	29,361
Non-cash bonus		1,518
Non-cash interest expense	44,859	6,590
Unrealized gain on changes in fair value of biological assets	(465,180)	(224,610)
Realized fair value amounts included in inventory sold	365,642	149,586
Impairment loss	14,573	23,659
(Gain)/loss on debt retirement	152
(Gain)/loss on investment	2,974	(37,566)
(Gain)/loss on sale of property, plant and equipment	3,333	550
Deferred taxes	19,214	7,541
Changes in operating assets and liabilities
Accounts receivable	(29,402)	5,956
Biological assets	80,414	55,707
Inventories	(185,607)	(92,384)
Prepaid expenses and other current assets	(24,902)	4,748
Other assets	5,641	(17,702)
Accounts payable	(10,298)	9,958
Income taxes payable	59,768	57,753
Accrued expenses	15,709	4,552
Net cash provided by (used in) operating activities	(33,964)	12,355
Cash flows from investing activities:
Purchases of property, plant and equipment, net	(171,955)	(126,273)
Proceeds from sale of entity	29,828	1,004
Payments made on completion on acquisitions	(37,820)	(59,695)
Prepayment of acquisition consideration		(7,500)
Payment in connection with option to acquire an entity	14,500
Amounts advanced for notes receivable	3,717	(4,646)
Note receivable from third party	(2,244)
Net cash used in investing activities	(163,974)	(197,110)
Cash flows from financing activities:
Cash received from financing agreement	531,093	186,235
Proceeds from sale leaseback	24,419	42,466
Debt issuance costs	(5,564)
Minority buyouts	(1,190)	(2,508)
Prepayment Penalties on retired notes payable	(23,827)
Lease liability payments	(52,775)	(26,762)
Proceeds from minority interest investment in Curaleaf International	83,979
Cash received in private placement		24,552
Principal payments on notes payable	(366,749)	(2,920)
Acquisition escrow shares returned and retired	(8,312)
Exercise of stock options	3,157	3,013
Issuance of common shares, net of issuance costs	240,569
Net cash provided by financing activities	424,800	224,076
Net change in cash	226,862	39,321
Cash at beginning of period	73,542	42,310
Cash held for sale		(8,089)
Effect of exchange rate on cash	(1,075)
Cash at end of period	299,329	73,542
Adjustment
Cash flows from operating activities:
Net loss	(9,643)	4,574
Adjustments to reconcile loss to net cash provided (used) in operating activities:
Depreciation and amortization		(8,753)
Deferred taxes		$ 4,179
Changes in operating assets and liabilities
Accounts receivable	4,143
Inventories	$ 5,500